Liabilities Presented at Fair Value (Details) - Schedule of changes in fair value of warrants - Level 3 of fair value hierarchy [Member] $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Liabilities Presented at Fair Value (Details) - Schedule of changes in fair value of warrants [Line Items]
Balance as of January 1, 2021	$ 12,043
Revaluation of financial derivatives	(11,257)
Balance as of September 30, 2021 (unaudited)	$ 786